UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gwen G. Reinke
Title:  General Counsel and Chief Compliance Officer
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gwen G. Reinke    San Francisco, California     August 14, 2012

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          17

Form 13F Information Table Value Total:  $ 1,230,488



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADVANCED AUTO PARTS, INC.          COM           00751Y106   27117  397500   SH       Sole                  397500
AVID TECHNOLOGY, INC.              COM           05367P100   60461  8137352  SH       Sole                 8137352
CAREER EDUCATION CORPORATION       COM           141665109   92435  13816962 SH       Sole                13816962
CAREFUSION CORPORATION             COM           14170T101   43849  1707500  SH       Sole                 1707500
CBRE GROUP, INC.                   COM           12504L109  353303 21595535  SH       Sole                21595535
COLLECTIVE BRANDS, INC.            COM           19421W100   71829  3353369  SH       Sole                 3353369
ELECTRONICS FOR IMAGING, INC.      COM           286082102   20443  1258022  SH       Sole                 1258022
ERESEARCH TECHNOLOGY, INC.         COM           29481V108   36384  4550901  SH       Sole                 4550901
ITT EDUCATIONAL SERVICES, INC.     COM           45068b109  242807  3996822  SH       Sole                 3996822
JDA SOFTWARE GROUP, INC.           COM           46612K108   60545  2039223  SH       Sole                 2039223
MARIOTT VACATIONS WORLDWIDE        COM           57164Y107   16249   524496  SH       Sole                  524496
MONEYGRAM INTERNATIONAL, INC.      COM           60935Y208   29405  2014049  SH       Sole                 2014049
NEWELL RUBBERMAID, INC.            COM           651229106   16950   934400  SH       Sole                  934400
PRGX GLOBAL, INC.                  COM           69357c503   23737  2985855  SH       Sole                 2985855
SBA COMMUNICATIONS CORPORATION     COM           78388J106   54438   954210  SH       Sole                  954210
SEALED AIR CORP.                   COM           81211k100   10459   677400  SH       Sole                  677400
SEI INVESTMENTS COMPANY            COM           784117103   70077  3523251  SH       Sole                 3523251